Product Revenue Reserve and Allowance - Narratives (Details) - USD ($) $ in Thousands		1 Months Ended			3 Months Ended		6 Months Ended		12 Months Ended		60 Months Ended
	Jun. 18, 2020	Jul. 31, 2021	Jan. 31, 2021	Jun. 30, 2020	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020	Jun. 18, 2025	May 31, 2025
Product Revenue Reserve and Allowance
Revenue					$ 8,973	$ 2,178	$ 16,487	$ 5,279
Accounts receivable					1,256		1,256		$ 731
Other assets					4,741		4,741		4,084
Product revenue
Product Revenue Reserve and Allowance
Revenue					$ 8,973	$ 2,178	$ 16,487	$ 5,279
Gelesis
Product Revenue Reserve and Allowance
Revenue									11,185	$ 21,442
Deferred income									32,370	624
Accounts receivable									731	818
Contract term												5 years
Other assets									4,084	3,959
Gelesis | Roman Health Pharmacy LLC ("Ro")
Product Revenue Reserve and Allowance
Deferred income									31,000
Gelesis | CMS Bridging DMCC ("CMS")
Product Revenue Reserve and Allowance
Revenue									18,700
Upfront fee				$ 15,000
Milestone payment required				$ 5,000
Discounted time-based milestone	$ 3,700								4,100	3,900
Accreted as interest income											$ 1,300
Gelesis | Product revenue
Product Revenue Reserve and Allowance
Revenue									11,185	2,708
Gelesis | Product revenue | Roman Health Pharmacy LLC ("Ro")
Product Revenue Reserve and Allowance
Revenue									9,700	2,500
Accounts receivable										600
Pre buy commitment amount		$ 30,000	$ 10,000
Gelesis | Product revenue | GoGoMeds
Product Revenue Reserve and Allowance
Revenue									1,500	100
Accounts receivable									$ 800	100
Gelesis | Licensing revenue
Product Revenue Reserve and Allowance
Revenue										$ 18,734